EARNINGS PER SHARE - Computation of basic and diluted net income per share for common stock and preferred stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Numerator for basic and diluted net loss per share - net loss	$ (166,319)	$ (65,994)	$ (50,226)
Numerator for basic and diluted net loss per share - net loss	$ (166,319)	$ (65,994)	$ (50,226)
Denominator:
Basic net loss - adjusted weighted-average common shares (in shares)	86,473,291	7,238,708	6,564,820
Effect of dilutive securities	0	0	0
Diluted net loss - adjusted weighted-average common shares (in shares)	86,473,291	7,238,708	6,564,820
Basic net loss per share (in dollars per share)	$ (1.92)	$ (9.12)	$ (7.65)
Diluted net loss per share (in dollars per share)	$ (1.92)	$ (9.12)	$ (7.65)